Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the financial statements of the Company and all its majority-owned subsidiaries that require consolidation. Intercompany transactions and balances have been eliminated in the consolidation. The following entities were consolidated as of December 31, 2025:

	Place incorporated	Ownership percentage
TROOPS, Inc.	Cayman Islands	Parent Company
11 Hau Fook Street Limited	Hong Kong	100%
Apiguru Pty Ltd.	Australia	100%
Beijing SGOCO Image Technology Co., Ltd.	Beijing, China	100%
First Asia Finance Limited	Hong Kong	100%
FOR THE FUTURE, Inc.	Republic of Seychelles	100%
Giant Credit Limited	Hong Kong	100%
Giant Connection Limited	Republic of Seychelles	100%
Giant Financial Services Limited	Samoa	100%
Paris Sky Limited	Marshall Islands	100%
Riches Advisory Limited	Hong Kong	100%
Riches Elite Technology (Shenzhen) Co.,Ltd	Shenzhen, China	100%
Riches Finance Group Limited	Hong Kong	100%
Riches Holdings Limited	Cayman Islands	100%
Riches Property Limited	Hong Kong	100%
SGOCO International (HK) Limited	Hong Kong	100%
Suns Tower Limited (Formerly known as “First Asia Tower Limited”)	Hong Kong	100%
Vision Lane Limited	British Virgin Islands	100%

Use of estimates

Preparing consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring the use of management’s estimates and assumptions include, but are not limited to, revenue recognition, the collectability of its receivables, the fair value and accounting treatment of certain financial instruments, fair value of assets and liabilities acquired in business combination, useful life of intangible assets, assessment of impairment of long-lived assets, intangible assets and goodwill, provisions for litigation and other contingencies, deferred tax liability and deferred tax valuation allowance. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates.

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net income (loss)” on the consolidated income statements includes the “net loss attributable to non-controlling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets.

Property, plant and equipment, net

Property, plant and equipment, net are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Expenditures for maintenance and repairs are charged to earnings as incurred. Major additions are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property, plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Leasehold land and buildings	Leasehold land and buildings are depreciated over the shorter of the unexpired term of lease and their estimated useful lives, being no more than 50 years
Machinery and equipment	4-10 years
Leasehold improvements	5 years
Vehicles and office equipment	4-5 years

Construction in progress represents capital expenditures for direct costs of construction or acquisition and the interest expenses directly related to the construction. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

Intangible assets

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets and intangible assets arising from the acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Trademarks of GFS	10 years
Service Contracts of GFS	1 year
Non-competition agreements of Apiguru	3 years
Customer relationship of Riches Holdings	10 years

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company also holds intangible assets in the form of Hong Kong private vehicle license plates. These plates were acquired through the Transport Department’s auction process and are recognized at cost. They are classified as indefinite-lived intangible assets as they can be transferred to another vehicle owned by the Company indefinitely, subject to annual registration fees. As of December 31, 2025, the carrying amount of these license plates was US$37. The Company performs annual impairment tests by comparing the carrying amount of these assets to their estimated fair value based on recent auction prices for similar vanity plates in Hong Kong.

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company annually, or more frequently if the Company believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Goodwill arises from the following reporting units: the financial technology solutions, services and the money lending services, applications, technology & services, consultancy services for insurance products and advisory and referral services. The Company performs its annual impairment tests on December 31 of each year.

Impairment of long-lived assets other than goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Restricted cash

The Company adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), effective January 1, 2018 using the retrospective transition method and included all restricted cash with cash and cash equivalent when reconciling beginning-of-period and end-of-period total amounts presented in the consolidated statements of cash flows. The Company has none of restricted cash as of December 31, 2025 and 2024.

Trade receivables

The trade receivables are without customer collateral and interest is not accrued on past due accounts. The Company estimates the allowance for doubtful trade receivables based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment according to ASC 326. The trade receivables was segmented into groups based on certain credit risk characteristics, and the Company determined expected loss rates for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions. Net allowance of $3 and $243 was required as of December 31, 2025 and 2024. During the years ended December 31, 2025 and 2024, the Company had written-off uncollectible accounts receivable of $184 and nil, respectively. Management believes that the remaining accounts receivable are collectible.

Other receivables, prepayments and deposits

Other receivables and prepayments primarily include rental deposit, utilities deposit, prepaid employees’ compensation. Management reviews the composition of other receivables and prepayment and determines if an allowance for doubtful accounts is needed. A provision for doubtful accounts is made when collection of the full amount is no longer probable. As of December 31, 2025 and 2024 there was $109 and $10 allowance for uncollectible other receivables, prepayments and deposits, respectively. Management believes that the remaining other receivables and prepayments are collectible.

Loan receivables, net

Loan receivables primarily represents loan amounts due from customers. Loan receivables are recorded at unpaid principal balances net of provision that reflects the Company’s best estimate of the amounts that will not be collected. Management anticipates no significant early settlement of loan receivables as of reporting date. As of December 31, 2025 and 2024, there was $5,038 and $5,491 allowance for uncollectible loan receivables, respectively. Management believes that the remaining loan receivables are collectible.

Provision for loan losses

The provision for loan losses is increased by charges to income and decreased by charge offs (net of recoveries). Recoveries represent subsequent collection of amounts previously charged-off. The increase in provision for loan losses is the netting effect of “reversal” and “provision” for both business and personal loans. If the ending balance of the provision for loan losses after any charge offs (net of recoveries) is less than the beginning balance, it will be recorded as a “reversal”; if it is larger, it will be recorded as a “provision” in the provision for loan loss. The netting amount of the “reversal” and the “provision” is presented in the statements of comprehensive loss.

The provision consists of specific and general components. The specific component consists of the amount of impairment related to loans that have been evaluated on an individual basis, and the general component consists of the amount of impairment related to loans that have been evaluated on a collective basis. Loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts when due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (“TDRs”).

The Company recognizes a charge-off when management determines that full repayment of a loan is not probable. The primary factor in making that determination is the potential outcome of a lawsuit against the delinquent debtor. The Company will recognize a charge-off when the Company loses contact with the delinquent borrower for more than one year or when the court rules against the Company to seize the collateral asset of the delinquent debt from either the guarantor or borrower. In addition, when the recoverability of the delinquent debt is highly unlikely, the senior management team will go through a stringent procedure to approve a charge-off. Management estimates the provision balance required using past loan loss experience, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the provision may be made for specific loans, but the entire provision is available for any loan that, in management’s judgment, should be charged-off.

The provision for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses as of each balance sheet date. The provision is based on factors such as an assessment of individual loans and actual loss. The Company evaluates its provision for loan losses on a quarterly basis or more often as necessary.

Interest receivables

Interest receivables are accrued and credited to income as earned but not received. The Company determines a loan past due status by the number of days that have elapsed since a borrower has failed to make a contractual interest or principal payment. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. Additionally, any previously accrued but uncollected interest is reversed. Subsequent recognition of income occurs only to the extent payment is received, subject to management’s assessment of the collectability of the remaining interest and principal. Loans are generally restored to an accrual status when it is no longer delinquent and collectability of interest and principal is no longer in doubt and past due interest is recognized at that time.

Accounting Policy – Leases (Lessor)

The Company accounts for leases in accordance with ASC Topic 842, Leases. For arrangements in which the Company is the lessor, the Company determines whether each arrangement meets the definition of a lease and, at lease inception, classifies each lease as an operating lease.

Under operating leases, the Company recognizes lease income on a straight-line basis over the lease term unless another systematic and rational basis is more representative of the time pattern in which the leased property is physically employed. Initial direct costs incurred in negotiating and arranging the leases are deferred and amortized over the lease term in proportion to the recognition of lease income. Variable lease payments that do not depend on an index or rate are recognized in income when the triggering event occurs.

The Company reassesses lease classification and remeasures lease-related assets and liabilities upon certain events specified in ASC 842, such as lease modifications or significant changes in facts and circumstances.

Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of foreign currency translation adjustments net of realization of foreign currency translation gain relating to disposal of subsidiaries.

Related parties

We follow ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party balances and transactions. The details of related party balances and transactions during the years ended December 31, 2025 and 2024 and balances as of December 31, 2025 and 2024 are set out in Note 15.

Fair value of financial instruments

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs used in the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 – inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair values of the Company’s other financial instruments including cash, trade receivables, loan and interest receivables, other receivables, prepayments and deposits amounts, amount due to a shareholder, accounts payable, Other payables and accrued liabilities, deferred revenue, customer deposits and taxes payable are approximated to their recorded values due to their short-term maturities.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

Fair Value
Measurement at
	Carrying Value at	December 31,
	December 31, 2024	2024
		Level 1	Level 2	Level 3
Convertible notes measured at fair value	$—	$—	$—	$—

A summary of changes in financial liabilities for the year ended December 31, 2024 was as follows:

Balance at January 1, 2024	$—
Issuance of convertible notes	13,400
Fair value losses on issue date and conversion dates	7,690
Conversion of convertible notes	(21,090)
Balance at December 31, 2024	—

Fair value of the convertible notes is determined using the binomial model using the following assumptions at inception date:

LIANTENG
Convertible note holder	LIMITED
Appraisal Date (Inception Date)	May 31, 2024
Risk-free Rate	4.51%
Applicable Closing Stock Price	$1.56
Conversion Price	$0.8. to $1.92
Volatility	89.90%
Dividend Yield	0%
Credit Spread	8.60%

Revenue recognition

The Company adopted Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”) from January 1, 2018, using the modified retrospective method. Revenues for the years ended December 31, 2025, and 2024 and 2023 were presented under ASC 606, and revenues for the year ended December 31, 2017 was not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition. There was no impact on the Company’s opening balance of retained earnings as of January 1, 2018. Pursuant to ASC606-10-15-2, the interest income generated by the Company is scoped out of ASC606.

In accordance with ASC 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues are recognized when control of the promised goods or services is transferred to the customers, which may occur at a point in time or over time depending on the terms and conditions of the agreement, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

Applications, technology & services

The Company provides SaaS and app development service to its customers to deploy the Company’s online platform, which may occur over time depending on the terms and conditions of the agreement, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Service income from project-based consulting services is recognized based on the output methods, including surveys of performance completed to date or milestones reached of each phase only when the Company has an enforceable right to payment for performance completed to date. Maintenance and support type service income is recognized separately from the main contract since such service was not treated as performance obligation of the contract. Revenue on application membership services is recognized over time by reference to the whole contracted membership period.

Interest on loan receivables

Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivables. The Company does not charge prepayment penalties. Additionally, any previously accrued but uncollected interest is reversed and accrual is discontinued, when reasonable doubt exists as to the full, timely collection of interest or principal. Interest income on impaired loan receivables is recorded when cash payment for interest is received by the Company.

Property lease and management

Minimum contractual rental income related to property leases are recognized on a straight-line basis over the terms of the respective leases. Straight-line rental revenue commences when the tenant assumes control of the leased premises. In accordance with the Company’s standard lease terms, rental payments are generally due on a monthly basis. Tenant recovery revenue includes payments from tenants as reimbursements for management fees and utilities, etc., which are recognized when the related expenses are incurred. Rental from office lease and tenant recovery revenue together is recorded as “Property lease and management”.

Consultancy services for insurance products

The Group provides consultancy services primarily in relation to insurance referral to insurance brokers. Revenue is recognized at a point in time when the cool-off period ends, and the consultancy and referral services are considered complete.

Advisory and referral services

The Group provides services in relation to the application of migration, education and visa renewal to its customers. Revenue is recognized at a point in time when relevant applications are approved.

Below is the summary presenting the Company’s revenues disaggregated by products and services and timing of revenue recognition:

	Year ended December 31,
Revenue by recognition	2025	2024	2023
Revenue by recognition over time	$3,314	$4,431	$3,569
Revenue by recognition at a point in time	13,782	5,642	—
	$17,096	10,073	3,569

	Year ended December 31,
Revenue by major product line	2025	2024	2023
Interest on loans	$2,167	$3,308	$2,313
Property lease and management	1,384	1,780	1,069
Applications, technology & services	549	151	187
Consultancy services for insurance products	12,859	4,478	—
Advisory and referral services	137	356	—
	$17,096	10,073	3,569

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Trade receivables represents amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration.

Deferred revenue relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance from customer. The amount recognized that was included in the balance at the beginning of the year was $87 and nil for the years ended December 31, 2025 and 2024.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (advance from customers), which will be recognized as revenues upon the satisfaction of performance obligations through the transfer of related promised goods and services to customers.

The Company’s contract liabilities consist of rental receipt in advance related to rent paid in advance for leasing office, receipt in advance related to advisory and referral services, and application membership fee. Below is the summary presenting the movement of the Company’s contract liabilities for the years ended December 31, 2025, 2024 and 2023:

Contract
liabilities
Balance as of January 1, 2023	$10
Revenue recognized from beginning contract liability balance	(10)
Advances received from customers related to unsatisfied performance obligations	13
Balance as of December 31, 2023	$13
Revenue recognized from beginning contract liability balance	(13)
Advances received from customers related to unsatisfied performance obligations	148
Balance as of December 31, 2024	$148
Revenue recognized from beginning contract liability balance	(148)
Advances received from customers related to unsatisfied performance obligations	522
Balance as of December 31, 2025	$522

The contract liabilities were grouped into other payables and accrued liabilities (note 12).

Allocation to Remaining Performance Obligations

The Company has elected to apply the practical expedient in paragraph ASC Topic 606-10-50-14 and did not disclose the information related to transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2025, because either the performance obligation of the Company’s contracts with customers has an original expected duration of one year or less or the Company has a right to consideration from a borrower or a customer in an amount that corresponds directly with the value to the borrower or the customer of the Company’s performance completed to date, therefore the Company may recognize revenue in the amount to which the Company has a right to invoice or collect.

Long-term investment, net

The Company holds a 19.9% equity interest in HK Golden, Inc.. Although the Company does not have a controlling interest or significant influence over the investee, the Company has concluded that the equity securities do not have readily determinable fair values. Accordingly, these investments are accounted for under the measurement alternative prescribed by Accounting Standards Codification (ASC) 321, Investments—Equity Securities.

Under this guidance, the investment is initially recorded at cost, and subsequently measured at cost minus impairment, plus or minus observable price changes from orderly transactions for identical or similar investments of the same issuer. This measurement approach is consistent with the cost minus impairment (CMI) model. The Company evaluates the investment for impairment upon the occurrence of events or changes in circumstances that indicate the carrying amount of the investment may not be recoverable. An impairment loss is recognized in earnings when the fair value of the investment is below its carrying amount and the decline is determined to be other-than-temporary. Dividends received from the investment are recognized in income when declared.

The Company reassesses the appropriateness of the measurement alternative at each reporting date. Factors considered include changes in ownership percentage, the availability of fair value information, and the Company’s ongoing involvement with the investee. If the equity securities become publicly traded or otherwise have readily determinable fair values, the Company will remeasure the investment at fair value in accordance with ASC 321.

Income taxes

The Company accounts for income taxes in accordance FASB ASC Section 740. The Company is subject to the tax laws of the PRC, Hong Kong (a special administrative region of PRC) and Australia. The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Company is not currently subject to tax in the Cayman Islands or the British Virgin Islands.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the Company’s unaudited condensed consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit of loss. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that future taxable income can be utilized with prior net operating loss carry forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the statement of operations, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to uncertain tax positions are classified in income tax expense in the period incurred. During the years ended December 31, 2025, 2024 and 2023, the Company has not incurred any interest related to income taxes. Our Australia entities did not have tax liability as of December 31, 2025. U.S. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

Tax returns filed for the years ended December 31, 2020 to 2025 and December 31, 2023 to 2025 in Hong Kong and PRC are subject to examination by the applicable tax authorities.

Financial guarantee

A provision for possible losses to be absorbed by the Company for financial guarantees it provides is recorded as an accrued liability when the guarantees are made and recorded as “Allowance on guarantee” in the consolidated balance sheets. This accrued liability represents probable losses and is increased or decreased by accruing a “Allowance (reversal of allowance) on financial guarantee” throughout the terms of the guarantees as necessary when additional relevant information becomes available.

The methodology used to estimate the liability for possible guarantee losses considers the guarantee contract amounts and a variety of factors, which include, depending on the counterparty, the latest financial position and performance of the borrowers, actual defaults, estimated future defaults, historical loss experience, estimated value of collateral or guarantees the customers or third parties offered, and other economic conditions, such as economic trends in the area and the country. The estimates are based upon information available at the time the estimates are made. It is possible that prior experience and default history of the borrowers are not indicative of future losses on guarantees made. Any increase or decrease in the provision would affect the Company’s consolidated income statements in future years.

Foreign currency translation

The reporting and functional currency of the Company is the U.S. Dollar. The functional currencies of its Hong Kong subsidiaries are the Hong Kong Dollar. The functional currency of its PRC subsidiaries is the RMB. The functional currencies of its Australia subsidiaries are the Australian Dollar (“AUD”). Results of operations and cash flow are translated at average exchange rates during the period, and assets and liabilities are translated at the exchange rate at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts with the exception of equity were translated using RMB7.03 and RMB7.19 to $1.00 at December 31, 2025 and 2024, respectively. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December 31, 2025, 2024 and 2023 were RMB7.10, RMB7.12, and RMB6.56 to $1.00, respectively.

The balance sheet amounts with the exception of equity were translated using AUD0.67 and AUD0.62 to $1.00 as of December 31, 2025 and 2024, respectively. The equity accounts were stated at their historical exchange rates. The average translation rate applied to the income statement amounts for the years ended December 31, 2025, 2024 and 2023 were AUD0.65, AUD0.66 and AUD0.66 to $1.00, respectively.

Recently issued accounting pronouncements

In November, 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of the above new accounting pronouncement or guidance on the consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU No. 2025-05 provides a practical expedient that permits an entity to assume that current economic conditions as of the balance sheet date do not change for the remaining life of the asset. Further, the ASU allows an entity, other than a public business entity, that elects the practical expedient to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses. ASU 2025-05 is effective for the Company for annual periods beginning after December 15, 2025. The ASU is applied prospectively and early adoption is permitted. The Group does not expect the adoption of ASU 2025-05 to have a material effect on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for public business entities in annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities, with early adoption permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Recently adopted accounting standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss. The amendments improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. The Company adopted this ASU on a prospective basis effective January 1, 2023. Refer to Note 17 for the inclusion of new disclosures required.

On December 14, 2023, the FASB issued a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. ASU 2023-09, Improvements to Income Tax Disclosures, applies to all entities subject to income taxes. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. The company adopted this ASU on a prospective basis effective January 1, 2025. Refer to Note 14 for the inclusion of new disclosures required.